MATTHEWS ASIA GROWTH FUND (Prospectus Summary) | MATTHEWS ASIA GROWTH FUND
Matthews Asia Growth Fund
Investment Objective
Long-term capital appreciation

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS ASIA GROWTH FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MATTHEWS ASIA GROWTH FUND Investor Class Shares
Management Fees	0.67%
Distribution (12b-1) Fees	none
Administration and Shareholder Servicing Fees	0.16%
Other Expenses	0.52%
Total Annual Operating Expenses	1.19%

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MATTHEWS ASIA GROWTH FUND Investor Class Shares	121	378	654	1,443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Matthews Asia Growth Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia, which includes China, Hong Kong, India,
Indonesia, Japan, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri
Lanka, Taiwan, Thailand and Vietnam. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors. The Fund may also invest in the convertible securities, of any duration or quality, of Asian companies.

Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody's, S&P or Fitch, or, if they are rated, they may be rated below investment grade ("junk bonds"), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security's currency and the underlying stock's currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Past Performance
The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

The bar chart below shows the Fund's performance for each full calendar year since its inception and how it has varied from year to year, reflective of the
Fund's volatility.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter
Q2 2009
33.81%

Worst Quarter
Q3 2008
-15.04%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns MATTHEWS ASIA GROWTH FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Matthews Asia Growth Fund Return before taxes		26.85%	8.59%	12.09%	Oct. 31, 2003
Investor Class Shares After Taxes on Distributions	Matthews Asia Growth Fund Return after taxes on distributions	[1]	26.70%	7.96%	11.63%	Oct. 31, 2003
Investor Class Shares After Taxes on Distributions and Sales	Matthews Asia Growth Fund Return after taxes on distributions and sale of Fund shares	[1]	17.68%	7.40%	10.68%	Oct. 31, 2003
MSCI All Country Asia Pacific Index	MSCI All Country Asia Pacific Index		17.25%	4.80%	9.69%	Oct. 31, 2003
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.